Operations in hydrocarbon consortiums - Summary of joint operations and consortia for the exploration and production of oil and gas (PELSA) (Detail) - PELSA [member]	12 Months Ended
Dec. 31, 2017
Bajada del Palo [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Neuquén
Oil and gas fileds participation percentage direct	73.15%
Oil and gas fileds operator	PELSA
Oil and gas duration	2025
Entre Lomas [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro and Neuquén
Oil and gas fileds participation percentage direct	73.15%
Oil and gas fileds operator	PELSA
Oil and gas duration	2026
Agua Amarga [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture	Río Negro
Oil and gas fileds participation percentage direct	73.15%
Oil and gas fileds operator	PELSA
Agua Amarga [Member] | Bottom of range [member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Oil and gas duration	2034
Agua Amarga [Member] | Top of range [member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Oil and gas duration	2040